UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23991

FT Vest Total Return Income Fund: Series A3

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FT VEST TOTAL RETURN INCOME FUND: SERIES A3

Class I Shares

Semi-Annual Report

June 30, 2025

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

FT Vest Total Return Income Fund: Series A3
This report and the financial statements contained herein are provided for the general information of the shareholders of the FT Vest Total Return Income Fund: Series A3 (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Private Placement Memorandum.

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 100.4%
	COMMUNICATIONS – 11.1%
2,494	Alphabet, Inc. – Class A1	$439,518
2,031	Alphabet, Inc. – Class C1	360,279
3,868	AT&T, Inc.1	111,940
27	Booking Holdings, Inc.1	156,309
1,630	Comcast Corp. – Class A1	58,175
930	Meta Platforms, Inc. – Class A1	686,424
183	Netflix, Inc.*,1	245,061
1,445	Uber Technologies, Inc.*,1	134,818
2,270	Verizon Communications, Inc.1	98,223
772	Walt Disney Co.1	95,736
		2,386,483
	CONSUMER DISCRETIONARY – 9.4%
4,232	Amazon.com, Inc.*,1	928,458
449	Home Depot, Inc.1	164,621
257	Lowe’s Cos., Inc.1	57,021
594	McDonald’s Corp.1	173,549
1,942	NIKE, Inc. – Class B1	137,960
940	Starbucks Corp.1	86,132
1,245	Tesla, Inc.*,1	395,487
510	TJX Cos., Inc.	62,980
		2,006,208
	CONSUMER STAPLES – 5.6%
993	Altria Group, Inc.1	58,220
2,271	Coca-Cola Co.1	160,673
437	Colgate-Palmolive Co.1	39,723
203	Costco Wholesale Corp.1	200,958
784	Mondelez International, Inc. – Class A1	52,873
804	PepsiCo, Inc.1	106,160
911	Philip Morris International, Inc.1	165,920
1,257	Procter & Gamble Co.1	200,265
212	Target Corp.1	20,914
1,988	Walmart, Inc.1	194,387
		1,200,093
	ENERGY – 2.9%
1,261	Chevron Corp.1	180,563
976	ConocoPhillips1	87,586
3,318	Exxon Mobil Corp.1	357,680
		625,829
	FINANCIALS – 13.7%
328	American Express Co.1	104,625
3,251	Bank of America Corp.1	153,837

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,083	Berkshire Hathaway, Inc. – Class B*,1	$526,089
86	BlackRock, Inc.1	90,235
883	Charles Schwab Corp.1	80,565
1,041	Chubb Ltd.1,2	301,599
921	Citigroup, Inc.1	78,396
186	Goldman Sachs Group, Inc.1	131,641
1,371	JPMorgan Chase & Co.1	397,467
483	Mastercard, Inc. – Class A1	271,417
1,616	MetLife, Inc.1	129,959
733	Morgan Stanley1	103,250
592	PayPal Holdings, Inc.*,1	43,997
760	U.S. Bancorp1	34,390
1,021	Visa, Inc. – Class A1	362,506
1,621	Wells Fargo & Co.1	129,875
		2,939,848
	HEALTH CARE – 9.1%
1,370	Abbott Laboratories1	186,334
877	AbbVie, Inc.1	162,789
267	Amgen, Inc.1	74,549
1,006	Bristol-Myers Squibb Co.1	46,568
994	CVS Health Corp.1	68,566
319	Danaher Corp.1	63,015
183	Elevance Health, Inc.1	71,180
391	Eli Lilly & Co.1	304,796
619	Gilead Sciences, Inc.1	68,628
282	Intuitive Surgical, Inc.*,1	153,242
1,194	Johnson & Johnson1	182,383
1,013	Medtronic PLC1,2	88,303
1,254	Merck & Co., Inc.1	99,267
2,811	Pfizer, Inc.1	68,139
190	Thermo Fisher Scientific, Inc.1	77,037
728	UnitedHealth Group, Inc.1	227,114
		1,941,910
	INDUSTRIALS – 8.4%
489	3M Co.1	74,445
671	Boeing Co.*,1	140,595
434	Caterpillar, Inc.1	168,483
228	Deere & Co.1	115,936
355	Eaton Corp. PLC2	126,731
511	Emerson Electric Co.1	68,132
154	FedEx Corp.1	35,006

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
970	General Electric Co. DBA GE Aerospace1	$249,668
584	Honeywell International, Inc.1	136,002
189	Lockheed Martin Corp.1	87,533
1,194	RTX Corp.1	174,348
416	Union Pacific Corp.1	95,713
502	United Parcel Service, Inc. – Class B1	50,672
1,167	Waste Management, Inc.1	267,033
		1,790,297
	MATERIALS – 2.0%
930	Linde PLC1,2	436,337
	REAL ESTATE – 2.0%
1,887	American Tower Corp., REIT1	417,065
	TECHNOLOGY – 33.9%
380	Accenture PLC1,2	113,578
268	Adobe, Inc.*,1	103,684
910	Advanced Micro Devices, Inc.*,1	129,129
6,103	Apple, Inc.1	1,252,153
463	Applied Materials, Inc.1	84,761
2,620	Broadcom, Inc.1	722,203
6,573	Cisco Systems, Inc.1	456,035
2,419	Intel Corp.1	54,186
562	International Business Machines Corp.1	165,666
171	Intuit, Inc.1	134,685
3,001	Microsoft Corp.1	1,492,727
9,905	NVIDIA Corp.1	1,564,891
976	Oracle Corp.1	213,383
1,246	Palantir Technologies, Inc. – Class A*	169,855
623	QUALCOMM, Inc.1	99,219
187	S&P Global, Inc.1	98,603
581	Salesforce, Inc.1	158,433
125	ServiceNow, Inc.*,1	128,510
512	Texas Instruments, Inc.1	106,301
		7,248,002
	UTILITIES – 2.3%
1,125	Duke Energy Corp.1	132,750
2,995	NextEra Energy, Inc.1	207,913
1,597	Southern Co.1	146,653
		487,316
	TOTAL COMMON STOCKS (Cost $22,644,900)	21,479,388

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 9.9%
	CALL OPTIONS – 4.2%
12	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $7,200,012, Expiration Date: October 8, 2026*	$890,580
	TOTAL CALL OPTIONS (Cost $816,021)	890,580
	PUT OPTIONS – 5.7%
12	iShares Core S&P 500 Index ETF Exercise Price: $581.50, Notional Amount: $697,800, Expiration Date: October 9, 2026*	32,013
12	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $6,000,012, Expiration Date: October 9, 2026*	158,785
39	Exercise Price: $5,815.03, Notional Amount: $22,678,617, Expiration Date: October 9, 2026*	1,038,291
	TOTAL PUT OPTIONS (Cost $1,863,859)	1,229,089
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,679,880)	2,119,669
Number of Shares
	SHORT-TERM INVESTMENTS – 1.7%
368,698	UMB Bank, Money Market Special II Deposit Investment, 4.25%3	368,698
	TOTAL SHORT-TERM INVESTMENTS (Cost $368,698)	368,698
	TOTAL INVESTMENTS – 112.0% (Cost $25,693,478)	23,967,755
	Liabilities in Excess of Other Assets – (12.0)%	(2,560,463)
	TOTAL NET ASSETS – 100.0%	21,407,292
Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (10.8)%
	CALL OPTIONS – (9.0)%
(2)	3M Co. Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: July 3, 2025*	(205)
(5)	Abbott Laboratories Exercise Price: $134.00, Notional Amount: $(67,000), Expiration Date: July 3, 2025*	(1,580)
(3)	AbbVie, Inc. Exercise Price: $185.00, Notional Amount: $(55,500), Expiration Date: July 3, 2025*	(553)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Accenture PLC Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: July 3, 2025*	$(760)
(1)	Adobe, Inc. Exercise Price: $390.00, Notional Amount: $(39,000), Expiration Date: July 3, 2025*	(213)
(3)	Advanced Micro Devices, Inc. Exercise Price: $143.00, Notional Amount: $(42,900), Expiration Date: July 3, 2025*	(483)
(10)	Alphabet, Inc. – Class A Exercise Price: $172.50, Notional Amount: $(172,500), Expiration Date: July 3, 2025*	(4,450)
(8)	Alphabet, Inc. – Class C Exercise Price: $175.00, Notional Amount: $(140,000), Expiration Date: July 3, 2025*	(2,700)
(4)	Altria Group, Inc. Exercise Price: $59.00, Notional Amount: $(23,600), Expiration Date: July 3, 2025*	(64)
(16)	Amazon.com, Inc. Exercise Price: $220.00, Notional Amount: $(352,000), Expiration Date: July 3, 2025*	(3,384)
(1)	American Express Co. Exercise Price: $315.00, Notional Amount: $(31,500), Expiration Date: July 3, 2025*	(498)
(1)	Amgen, Inc. Exercise Price: $277.50, Notional Amount: $(27,750), Expiration Date: July 3, 2025*	(345)
(23)	Apple, Inc. Exercise Price: $202.50, Notional Amount: $(465,750), Expiration Date: July 3, 2025*	(8,855)
(2)	Applied Materials, Inc. Exercise Price: $182.50, Notional Amount: $(36,500), Expiration Date: July 3, 2025*	(493)
(15)	AT&T, Inc. Exercise Price: $28.00, Notional Amount: $(42,000), Expiration Date: July 3, 2025*	(1,485)
(12)	Bank of America Corp. Exercise Price: $47.00, Notional Amount: $(56,400), Expiration Date: July 3, 2025*	(618)
(4)	Berkshire Hathaway, Inc. – Class B Exercise Price: $485.00, Notional Amount: $(194,000), Expiration Date: July 3, 2025*	(1,120)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(3)	Boeing Co. Exercise Price: $212.50, Notional Amount: $(63,750), Expiration Date: July 3, 2025*	$(320)
(4)	Bristol-Myers Squibb Co. Exercise Price: $46.50, Notional Amount: $(18,600), Expiration Date: July 3, 2025*	(84)
(10)	Broadcom, Inc. Exercise Price: $267.50, Notional Amount: $(267,500), Expiration Date: July 3, 2025*	(9,250)
(2)	Caterpillar, Inc. Exercise Price: $385.00, Notional Amount: $(77,000), Expiration Date: July 3, 2025*	(1,025)
(3)	Charles Schwab Corp. Exercise Price: $90.00, Notional Amount: $(27,000), Expiration Date: July 3, 2025*	(453)
(5)	Chevron Corp. Exercise Price: $143.00, Notional Amount: $(71,500), Expiration Date: July 3, 2025*	(602)
(25)	Cisco Systems, Inc. Exercise Price: $68.00, Notional Amount: $(170,000), Expiration Date: July 3, 2025*	(3,512)
(4)	Citigroup, Inc. Exercise Price: $84.00, Notional Amount: $(33,600), Expiration Date: July 3, 2025*	(614)
(9)	Coca-Cola Co. Exercise Price: $70.00, Notional Amount: $(63,000), Expiration Date: July 3, 2025*	(805)
(2)	Colgate-Palmolive Co. Exercise Price: $89.00, Notional Amount: $(17,800), Expiration Date: July 3, 2025*	(415)
(6)	Comcast Corp. – Class A Exercise Price: $35.50, Notional Amount: $(21,300), Expiration Date: July 3, 2025*	(132)
(4)	ConocoPhillips Exercise Price: $91.00, Notional Amount: $(36,400), Expiration Date: July 3, 2025*	(198)
(1)	Costco Wholesale Corp. Exercise Price: $985.00, Notional Amount: $(98,500), Expiration Date: July 3, 2025*	(985)
(4)	CVS Health Corp. Exercise Price: $68.00, Notional Amount: $(27,200), Expiration Date: July 3, 2025*	(504)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Danaher Corp. Exercise Price: $197.50, Notional Amount: $(19,750), Expiration Date: July 3, 2025*	$(273)
(1)	Deere & Co. Exercise Price: $510.00, Notional Amount: $(51,000), Expiration Date: July 3, 2025*	(348)
(1)	Eaton Corp. PLC Exercise Price: $355.00, Notional Amount: $(35,500), Expiration Date: July 3, 2025*	(485)
(1)	Eli Lilly & Co. Exercise Price: $775.00, Notional Amount: $(77,500), Expiration Date: July 3, 2025*	(1,080)
(2)	Emerson Electric Co. Exercise Price: $133.00, Notional Amount: $(26,600), Expiration Date: July 3, 2025*	(145)
(13)	Exxon Mobil Corp. Exercise Price: $109.00, Notional Amount: $(141,700), Expiration Date: July 3, 2025*	(488)
(1)	FedEx Corp. Exercise Price: $227.50, Notional Amount: $(22,750), Expiration Date: July 3, 2025*	(203)
(4)	General Electric Co. DBA GE Aerospace Exercise Price: $257.50, Notional Amount: $(103,000), Expiration Date: July 3, 2025*	(1,028)
(2)	Gilead Sciences, Inc. Exercise Price: $110.00, Notional Amount: $(22,000), Expiration Date: July 3, 2025*	(287)
(1)	Goldman Sachs Group, Inc. Exercise Price: $690.00, Notional Amount: $(69,000), Expiration Date: July 3, 2025*	(2,040)
(2)	Home Depot, Inc. Exercise Price: $367.50, Notional Amount: $(73,500), Expiration Date: July 3, 2025*	(451)
(2)	Honeywell International, Inc. Exercise Price: $227.50, Notional Amount: $(45,500), Expiration Date: July 3, 2025*	(1,070)
(9)	Intel Corp. Exercise Price: $22.50, Notional Amount: $(20,250), Expiration Date: July 3, 2025*	(252)
(2)	International Business Machines Corp. Exercise Price: $290.00, Notional Amount: $(58,000), Expiration Date: July 3, 2025*	(1,095)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Intuit, Inc. Exercise Price: $780.00, Notional Amount: $(78,000), Expiration Date: July 3, 2025*	$(1,190)
(1)	Intuitive Surgical, Inc. Exercise Price: $535.00, Notional Amount: $(53,500), Expiration Date: July 3, 2025*	(1,135)
(5)	Johnson & Johnson Exercise Price: $152.50, Notional Amount: $(76,250), Expiration Date: July 3, 2025*	(418)
(5)	JPMorgan Chase & Co. Exercise Price: $285.00, Notional Amount: $(142,500), Expiration Date: July 3, 2025*	(2,837)
(1)	Lockheed Martin Corp. Exercise Price: $455.00, Notional Amount: $(45,500), Expiration Date: July 3, 2025*	(1,030)
(1)	Lowe’s Cos., Inc. Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: July 3, 2025*	(152)
(2)	Mastercard, Inc. – Class A Exercise Price: $550.00, Notional Amount: $(110,000), Expiration Date: July 3, 2025*	(2,640)
(2)	McDonald’s Corp. Exercise Price: $290.00, Notional Amount: $(58,000), Expiration Date: July 3, 2025*	(642)
(4)	Medtronic PLC Exercise Price: $86.00, Notional Amount: $(34,400), Expiration Date: July 3, 2025*	(566)
(5)	Merck & Co., Inc. Exercise Price: $78.00, Notional Amount: $(39,000), Expiration Date: July 3, 2025*	(697)
(4)	Meta Platforms, Inc. – Class A Exercise Price: $730.00, Notional Amount: $(292,000), Expiration Date: July 3, 2025*	(5,040)
(11)	Microsoft Corp. Exercise Price: $495.00, Notional Amount: $(544,500), Expiration Date: July 3, 2025*	(4,867)
(3)	Mondelez International, Inc. – Class A Exercise Price: $68.00, Notional Amount: $(20,400), Expiration Date: July 3, 2025*	(98)
(3)	Morgan Stanley Exercise Price: $141.00, Notional Amount: $(42,300), Expiration Date: July 3, 2025*	(363)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Netflix, Inc. Exercise Price: $1,320.00, Notional Amount: $(132,000), Expiration Date: July 3, 2025*	$(2,485)
(11)	NextEra Energy, Inc. Exercise Price: $71.00, Notional Amount: $(78,100), Expiration Date: July 3, 2025*	(248)
(7)	NIKE, Inc. – Class B Exercise Price: $73.00, Notional Amount: $(51,100), Expiration Date: July 3, 2025*	(175)
(38)	NVIDIA Corp. Exercise Price: $157.50, Notional Amount: $(598,500), Expiration Date: July 3, 2025*	(8,303)
(4)	Oracle Corp. Exercise Price: $212.50, Notional Amount: $(85,000), Expiration Date: July 3, 2025*	(2,950)
(5)	Palantir Technologies, Inc. – Class A Exercise Price: $138.00, Notional Amount: $(69,000), Expiration Date: July 3, 2025*	(982)
(2)	PayPal Holdings, Inc. Exercise Price: $73.00, Notional Amount: $(14,600), Expiration Date: July 3, 2025*	(335)
(3)	PepsiCo, Inc. Exercise Price: $130.00, Notional Amount: $(39,000), Expiration Date: July 3, 2025*	(748)
(11)	Pfizer, Inc. Exercise Price: $24.00, Notional Amount: $(26,400), Expiration Date: July 3, 2025*	(347)
(3)	Philip Morris International, Inc. Exercise Price: $180.00, Notional Amount: $(54,000), Expiration Date: July 3, 2025*	(855)
(5)	Procter & Gamble Co. Exercise Price: $160.00, Notional Amount: $(80,000), Expiration Date: July 3, 2025*	(315)
(2)	QUALCOMM, Inc. Exercise Price: $157.50, Notional Amount: $(31,500), Expiration Date: July 3, 2025*	(550)
(5)	RTX Corp. Exercise Price: $144.00, Notional Amount: $(72,000), Expiration Date: July 3, 2025*	(1,245)
(12)	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $(6,000,012), Expiration Date: October 8, 2026*	(1,817,664)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	S&P Global, Inc. Exercise Price: $515.00, Notional Amount: $(51,500), Expiration Date: July 3, 2025*	$(1,335)
(2)	Salesforce, Inc. Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: July 3, 2025*	(870)
(6)	Southern Co. Exercise Price: $91.00, Notional Amount: $(54,600), Expiration Date: July 3, 2025*	(690)
(4)	Starbucks Corp. Exercise Price: $92.00, Notional Amount: $(36,800), Expiration Date: July 3, 2025*	(318)
(1)	Target Corp. Exercise Price: $99.00, Notional Amount: $(9,900), Expiration Date: July 3, 2025*	(100)
(5)	Tesla, Inc. Exercise Price: $320.00, Notional Amount: $(160,000), Expiration Date: July 3, 2025*	(3,525)
(2)	Texas Instruments, Inc. Exercise Price: $207.50, Notional Amount: $(41,500), Expiration Date: July 3, 2025*	(370)
(1)	Thermo Fisher Scientific, Inc. Exercise Price: $407.50, Notional Amount: $(40,750), Expiration Date: July 3, 2025*	(490)
(2)	TJX Cos., Inc. Exercise Price: $123.00, Notional Amount: $(24,600), Expiration Date: July 3, 2025*	(221)
(3)	U.S. Bancorp Exercise Price: $45.50, Notional Amount: $(13,650), Expiration Date: July 3, 2025*	(96)
(6)	Uber Technologies, Inc. Exercise Price: $91.00, Notional Amount: $(54,600), Expiration Date: July 3, 2025*	(1,638)
(2)	Union Pacific Corp. Exercise Price: $230.00, Notional Amount: $(46,000), Expiration Date: July 3, 2025*	(290)
(2)	United Parcel Service, Inc. – Class B Exercise Price: $101.00, Notional Amount: $(20,200), Expiration Date: July 3, 2025*	(177)
(3)	UnitedHealth Group, Inc. Exercise Price: $307.50, Notional Amount: $(92,250), Expiration Date: July 3, 2025*	(1,770)

FT Vest Total Return Income Fund: Series A3
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(9)	Verizon Communications, Inc. Exercise Price: $42.00, Notional Amount: $(37,800), Expiration Date: July 3, 2025*	$(1,120)
(4)	Visa, Inc. – Class A Exercise Price: $347.50, Notional Amount: $(139,000), Expiration Date: July 3, 2025*	(3,300)
(8)	Walmart, Inc. Exercise Price: $97.00, Notional Amount: $(77,600), Expiration Date: July 3, 2025*	(976)
(3)	Walt Disney Co. Exercise Price: $122.00, Notional Amount: $(36,600), Expiration Date: July 3, 2025*	(682)
(6)	Wells Fargo & Co. Exercise Price: $79.00, Notional Amount: $(47,400), Expiration Date: July 3, 2025*	(861)
	TOTAL CALL OPTIONS (Proceeds $1,729,656)	(1,933,656)
	PUT OPTIONS – (1.8)%
(12)	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $(7,200,012), Expiration Date: October 9, 2026*	(372,436)
	TOTAL PUT OPTIONS (Proceeds $557,885)	(372,436)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,287,541)	$(2,306,092)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,128,795, which represents 9.94% of the total net assets of the Fund.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
PORTFOLIO COMPOSITION
As of June 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$764,949	3.5%
Switzerland	301,599	1.4%
United States	22,901,207	107.1%
Total Investments	23,967,755	112.0%
Liabilities in Excess of Other Assets	(2,560,463)	(12.0)%
Total Net Assets	$21,407,292	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
SUMMARY OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.1%
Consumer Discretionary	9.4%
Consumer Staples	5.6%
Energy	2.9%
Financials	13.7%
Health Care	9.1%
Industrials	8.4%
Materials	2.0%
Real Estate	2.0%
Technology	33.9%
Utilities	2.3%
Total Common Stocks	100.4%
Purchased Options Contracts	9.9%
Short-Term Investments	1.7%
Total Investments	112.0%
Liabilities in Excess of Other Assets	(12.0)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2025 (Unaudited)

Assets:
Investments in securities, at value (cost $23,013,598)	$21,848,086
Purchased options contracts, at value (cost $2,679,880)	2,119,669
Cash deposited with brokers for options contracts	144,563
Receivables:
Investment securities sold	41,206
Dividends and interest	12,523
Deferred organizational and offering costs (Note 2)	63
Total assets	24,166,110
Liabilities:
Written options contracts, at value (proceeds $2,287,541)	2,306,092
Payables:
Investment securities purchased	139,848
Investment Adviser fees	46,575
Dividend payable	266,303
Total liabilities	2,758,818
Net Assets	$21,407,292
Components of Net Assets:
Paid-in Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$23,379,990
Total accumulated earnings (accumulated deficit)	(1,972,698)
Net Assets	$21,407,292
Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$21,407,292
Shares of beneficial interest issued and outstanding	935,478
Net asset value, offering and redemption price per share	$22.88
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends	$147,219
Interest	3,741
Total investment income	150,960
Expenses:
Investment Adviser fees	283,533
Offering costs (Note 2)	129
Total expenses	283,662
Net investment income (loss)	(132,702)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(213,574)
Purchased options contracts	(73,650)
Written options contracts	1,090,416
Net realized gain (loss)	803,192
Net change in unrealized appreciation/depreciation on:
Investments	255,173
Purchased options contracts	(210,029)
Written options contracts	(198,102)
Net change in unrealized appreciation/depreciation	(152,958)
Net realized and unrealized gain (loss)	650,234
Net Increase (Decrease) in Net Assets from Operations	$517,532
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period October 11, 2024* through December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(132,702)	$(63,054)
Net realized gain (loss) on investments, purchased options contracts and written options contracts	803,192	1,556,285
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	(152,958)	(1,591,315)
Net increase (decrease) in net assets resulting from operations	517,532	(98,084)
Distributions to Shareholders:
Distributions:
Class I	(1,620,744)	(778,374)
Total distributions to shareholders	(1,620,744)	(778,374)
Capital Transactions:
Net proceeds from shares sold:
Class I	—	23,386,962
Net increase (decrease) in net assets from capital transactions	—	23,386,962
Total increase (decrease) in net assets	(1,103,212)	22,510,504
Net Assets:
Beginning of period	22,510,504	—
End of period	$21,407,292	$22,510,504
Capital Share Transactions:
Shares sold:
Class I	—	935,478
Net increase (decrease) in capital share transactions	—	935,478

* Commencement of Operations.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period October 11, 2024* through December 31, 2024
Net asset value, beginning of period	$24.06	$25.00
Income from Investment Operations:
Net investment income (loss)1	(0.14)	(0.07)
Net realized and unrealized gain (loss)	0.69	(0.04)
Total from investment operations	0.55	(0.11)
Less Distributions:
From net investment income	(1.73)	(0.83)
Total distributions	(1.73)	(0.83)
Net asset value, end of period	$22.88	$24.06
Total return2	2.46%3	(0.44)%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,407	$22,511
Ratio of expenses to average net assets	2.65%4	2.79%4
Ratio of net investment income (loss) to average net assets	(1.24)%4	(1.24)%4
Portfolio turnover rate	337%3	170%3

* Commencement of Operations.
1 Based on average monthly shares outstanding for each period.
2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Class I shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

Note 1 — Organization
FT Vest Total Return Income Fund: Series A3 (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated July 8, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser of the Fund. Vest Financial LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”). Each of the Advisers is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in Class A Shares and Class I Shares. Only Class I Shares have been issued as of the date of this report.
The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term capital appreciation, while attempting to mitigate the risk of loss of principal. In seeking to achieve this investment objective, the Fund intends to pursue a hedged equity investment strategy by (i) investing primarily in U.S. exchange-traded equity securities contained in the S&P 500® Index (such index, the “Reference Index”) to attempt to replicate the returns of the broad US large cap equity markets, (ii) mitigating some of the risk of loss of principal by purchasing a hedge against the long term decline of the Reference Index (“Downside Hedge”) during the Designated Period (defined below), and (iii) producing income with a target net income objective of 15.0% on an annual basis. The Downside Hedge is designed to mitigate the risk of loss for those investors that buy Shares at the beginning of a two-year period (the “Designated Period”) and hold Shares until the end of the Designated Period. The Fund does not seek to provide a specific level of protection or any specific level of capital appreciation or total return performance compared to the total return performance of the Reference Index.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.
The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options (“FLEX Options”), are typically valued using a model-based price provided by a third-party pricing service provider.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
(b) Options
The Fund writes and purchases options contracts. The Fund intends to trade FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis.
(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (collectively, “Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
ASC 740 — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025 and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
The Fund makes monthly distributions to its Shareholders equal to 15% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold, and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income (if any) undistributed during the year, as well as

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income (if any) and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in each Share. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(f) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs reflected in the Statement of Operations is $129 and $62 of the offering costs remain as deferred on the Statement of Assets and Liabilities.
Organizational costs are expensed as they are incurred. Offering costs are amortized to expense over twelve months on a straight-line basis.
(g) Segments
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of each Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

Note 3 — Investment Advisory and Other Agreements and Affiliates
The Fund pays the Investment Adviser a unitary management fee (the “Unitary Management Fee”) in consideration of the advisory services provided by the Investment Adviser to the Fund. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses, organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, litigation and indemnification expenses, and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund pays the Unitary Management Fee at an annual rate of 2.65%, payable monthly in arrears, based upon the Fund’s net assets as of each month-end. The Unitary Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
The Investment Adviser pays the Sub-Adviser a management fee (the “Sub-Advisory Fee”) in consideration of the advisory services provided by the Sub-Adviser to the Fund. The Sub-Adviser’s fees are paid by the Investment Adviser out of the Unitary Management Fee. The Sub-Adviser receives a Sub-Advisory Fee equal to 50% of the monthly Unitary Management Fee paid to the Investment Adviser, which shall be reduced as follows. The Sub-Adviser has agreed with the Investment Adviser that it will pay one-half of all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The sub-advisory fees shall be reduced by the Sub-Adviser’s share of such expenses, and in the event the Sub-Adviser’s share of the expenses exceeds the amount of the Sub-Advisory Fee in any month, the Sub-Adviser will pay the difference to the Investment Adviser.
First Trust Portfolios L.P., an affiliate of both the Investment Adviser and the Sub-Adviser, currently serves as the Fund’s placement agent. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, N.A., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$23,368,837
Gross unrealized appreciation	$917,766
Gross unrealized depreciation	(2,624,940)
Net unrealized appreciation (depreciation) on investments	$(1,707,174)

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$813,997
Undistributed long-term capital gains	—
Tax accumulated earnings	813,997
Accumulated capital and other losses	(129,267)
Net unrealized appreciation (depreciation) on investments	(1,554,216)
Total accumulated earnings (deficit)	$(869,486)
The tax character of distributions paid during the period ended December 31, 2024 were as follows:
Distribution paid from:	2024
Ordinary income	$778,374
Net long-term capital gains	—
Total taxable distributions	$778,374
Note 5 — Investment Transactions
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were $73,550,641 and $73,643,392, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund provides a limited degree of liquidity to the Shareholders by conducting tender offers at least annually every twelfth month after the closing of a Designated Period, as of a Friday (other than the 3rd Friday of the month). In each tender offer, the Fund may offer to repurchase its Shares at their NAV as determined as of the relevant valuation date. Each tender offer in the first year of a Designated Period ordinarily will be limited to the repurchase of an amount up to 10% of the Shares outstanding, but if the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. In the second year of each Designated Period, subject to the Board’s discretion, each tender offer that coincides with the expiration of the Designated Period shall be for up to 100% of the Shares outstanding. Shareholders who tender their Shares prior to the end of the Designated Period will not fully benefit from the Downside Hedge, which is designed to be achieved at the end of the specified Designated Period. A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first year of each Designated Period. Repurchases will

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

be made at such times and on such terms as may be determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 10% (or 100% as applicable) of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time. No share repurchases occurred during the six months ended June 30, 2025.
Note 8 — Fair Value Measurements and Disclosure
ASC 820 — Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2025:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$21,479,388	$—	$—	$21,479,388
Short-Term Investments	368,698	—	—	368,698
Total Investments	21,848,086	—	—	21,848,086
Purchased Options Contracts	—	2,119,669	—	2,119,669
Total Investments and Options	$21,848,086	$2,119,669	$—	$23,967,755
Liabilities
Written Options Contracts	$115,992	$2,190,100	$—	$2,306,092
Total Written Options Contracts	$115,992	$2,190,100	$—	$2,306,092

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at period end.
Note 9 — Derivatives and Hedging Disclosures
ASC 815 — Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2025 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$2,119,669	Written options contracts, at value	$2,306,092
The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2025, are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(73,650)	$1,090,416
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(210,029)	$(198,102)

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2025, are as follows:
Derivative	Quarterly Average	Amount
Options Contracts – Purchased	Average Notional Value	$40,976,449
Options Contracts – Written	Average Notional Value	(23,975,415)
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades equity securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity securities. No guarantee or representation is made that the investment program will be successful. Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, trade policies and tariffs, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Sector Risk — As of June 30, 2025, a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. This information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. The Fund will not be concentrated in a particular industry or group of industries within this sector. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
Options Risk — An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options

FT Vest Total Return Income Fund: Series A3
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2025 (Unaudited)

also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.
Note 11 — Events Subsequent to the Fiscal Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

FT Vest Total Return Income Fund: Series A3
FUND INFORMATION
June 30, 2025 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
FT Vest Total Return Income Fund: Series A3
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
FT Vest Total Return Income Fund: Series A3 — Class I Shares

FT Vest Total Return Income Fund: Series A3
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

FT Vest Total Return Income Fund: Series A3
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FT Vest Total Return Income Fund: Series A3

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 8, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.